Form N-1A Supplement	Mar. 06, 2026
abrdn Ultra Short Municipal Income Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

abrdn Funds
(the “Trust”)

abrdn Ultra Short Municipal Income Fund
(the “Fund”)

Supplement dated March 6, 2026 to the Fund’s Statutory Prospectus dated February 28, 2026 (the “Prospectus”), as supplemented to date

Effective February 28, 2026, under “Summary – abrdn Ultra Short Municipal Income Fund”, the expense table in the “Fees and Expenses of the Fund” section on page 68 of the Prospectus is replaced in its entirety by the following: